RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 5: Related Party Transactions

During the year ended December 31, 2013, shareholders of the Company made net advances of $111,603 for working capital purposes. The advances are due on demand, non-interest bearing, and classified within related party advances in the accompanying condensed consolidated balance sheet as of March 31, 2014 and December 31, 2013.
The Company paid consulting fees to certain shareholders and directors of the Company that amounted to $30,000, $70,000, and $1,037,238 for the three months ended March 31, 2014 and 2013 and for the period from inception (November 25, 2009) through March 31, 2014, respectively.
The Company incurred interest expense with related parties of $45,205, $4,458, and $140,223 for the three months ended March 31, 2014 and 2013 and for the period from inception (November 25, 2009) through March 31, 2014, respectively. The Company has accrued interest on related party notes payable of $126,973 and $96,117 recorded within accrued liabilities in the accompanying condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013, respectively.
The shareholder associated with the $2,000,000 financing agreement discussed within Note 6 overpaid the Company $16,559 when making the final payment on the stock subscription in January 2013. Additionally, this shareholder paid for $10,514 of legal expenses on behalf of the Company. The total of these two transactions, $27,073, is included within accounts payable — related party in the accompanying condensed consolidated balance sheets as of March 31, 2014 and December 31, 2013.
During the three months ended March 31, 2014, the Company entered into a financing arrangement with GEL Properties, LLC whereby the 7 percent note payable with BK Family Trust was repaid. Additionally, the Company issued common stock to BK Family Trust to repay accrued interest on the 7 percent note payable. BK Family Trust’s trustee and beneficiary is an immediate family member of the Company’s Chief Executive Officer. See Note 6.
During the three months ended March 31, 2014, the Company entered into a financing arrangement with William W. Kennedy, an immediate family member of the Company’s Chief Executive Officer. The financing arrangement included the issuance of warrants to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over an eighteen (18) month term. See Note 6.

NOTE 9: RELATED PARTY TRANSACTIONS

In accordance with the Exchange Transaction, the Echo LLC Member received 52,500,000 shares of Company common stock, representing 60% of the issued and outstanding common stock of the Company. Jason Plotke is the Chief Executive Officer and Chairman of the Echo LLC Member and William D. Kennedy is the Chief Executive Officer of the Echo LLC Member.
In conjunction with the Exchange Agreement, during 2012, no interest, demand advances were made by the former CEO of Canterbury totaling $91,761 and other legal, accounting, and transaction services of $97,693 related to the Exchange Agreement that were paid on the Company’s behalf by Hartford Equity, Inc. a company associated with the $2,000,000 financing agreement. During December 2012, the demand advances were forgiven by the former CEO of Canterbury. The Company wrote off the advances and treated the extinguishment of the obligations as an equity contribution with an increase to additional paid in capital. The transaction services of $97,693 related to expenses paid for by Hartford Equity, Inc. is included within stock subscription in the accompanying balance sheet as of December 31, 2013 and 2012.
During 2012 we received and repaid $12,000 related to a note payable agreement and, as of December 31, 2013 and 2012, we have a non-interest bearing advance due on demand and a 7% convertible note payable agreement due January 1, 2014 with outstanding balances of $100,000 and $50,000, respectively, with the BK Family Trust, of which Mr. Kennedy is an immediate family member of the trustee and beneficiary. Additionally, as of December 31, 2013 and 2012, we have a 21% note payable agreement due January 1, 2014 with the BK Family Trust, with outstanding balances of $10,000 and $30,000, respectively. The $12,000 note payable contained 24,000 detachable warrants to purchase one share of our common stock at no more than $0.01 per share with no vesting requirement and a term of five years. With respect to the 7% convertible note, subsequent to December 31, 2013, the BK Family Trust was repaid the $50,000 principal outstanding by a third party, in connection with a new note payable arrangement between the Company and the third party, and accrued interest was repaid to the BK Trust through the issuance of 37,849 shares of common stock.. The 21% note payable agreement is in default as of the filing date of this report, as the note payable maturity date has passed and an extension has not been obtained. The 21% note payable has a detachable warrant feature that required us to issue, upon execution of the agreement, warrants to purchase 100,000 shares of our common stock at no more than $0.01 per share with no vesting requirement, a term of five years and an additional feature that requires us to issue one warrant to purchase one share of our common stock at no more than $0.01 per share for every $10 outstanding at the end of each month with no vesting requirement and a term of five years.
The Company also has note payable agreements with two of our directors Mr. Holden and Mr. Clarke. The note payable agreement with Mr. Holden is for $100,000 at 12% interest per annum and matures on April 11, 2014. Mr. Holden’s note payable is convertible into 200,000 shares of our common stock. Upon conversion of Mr. Holden’s note payable, we are required to issue Mr. Holden 150,000 warrants, each of which allows Mr. Holden to purchase one share of the Company’s common stock at $0.01 with no vesting requirement and a term of 18 months. As of December 31, 2013, Mr. Holden did not exercise the conversion feature. The note payable agreement with Mr. Clarke was for $11,000 at 12% interest per annum and was paid-in-full during January 2013. Mr. Clarke’s note payable agreement contained a detachable warrant feature that required the Company to issue, upon execution of the agreement, warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with no vesting requirement and term of five years.
In addition, the Company has entered into a consulting agreement with RouteCloud, of which Mr. Kennedy is a shareholder, in the normal course of business. The Company has recognized revenue for consulting related to this agreement of $0, $0, and $47,100 for the years ended December 31, 2013 and 2012 and the period from inception (November 25, 2009) through December 31, 2013, respectively.
The Company paid consulting fees to certain shareholders and directors of the Company that amounted to $290,932 and $528,291 for the year ended December 31, 2013 and 2012, respectively. The Company paid consulting fees to certain shareholders and directors of the Company that amounted to $1,017,238 for the period from inception (November 25, 2009) through December 31, 2013.
During the year ended December 31, 2012, the Company received non-interest bearing advances from stockholders of the Company totaling $159,250, for working capital purposes. The Company repaid the advances during 2012 in full with proceeds received from the $2,000,000 financing agreement in Note 11. During the year ended December 31, 2013, shareholders of the Company made advances of $26,603 for working capital purposes. The Company repaid $15,000 during the fourth quarter of 2013. The advances have a remaining balance of $11,603 and are due on demand, non-interest bearing, and classified within related party advances in the accompanying consolidated balance sheet as of December 31, 2013.
The Company incurred interest expense with related parties of $70,782 and $22,549, and $95,018 for the years ended December 31, 2013 and 2012 and for the period from inception (November 25, 2009) through December 31, 2013, respectively. The Company has accrued interest on related party notes payable of $96,117 and $37,647 recorded within accrued liabilities in the accompanying consolidated balance sheets as of December 31, 2013 and 2012, respectively.
The shareholder associated with the $2,000,000 financing agreement discussed within Note 11 overpaid the Company $16,559 when making the final payment on the stock subscription in January 2013. Additionally, this shareholder paid for $10,514 of legal expenses on behalf of the Company. The total of these two transactions, $27,073, is included within accounts payable — related party in the accompanying balance sheet as of December 31, 2013.
See Note 10 for additional discussion on related party notes payable agreements.